Earnings/(Loss) Per Share - Disclosure of Diluted Earnings/(Loss) Per Share (Details) - R / shares shares in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Weighted average number of ordinary shares in issue (in shares)	619,437	617,597	612,455
Potential ordinary shares (in shares)	10,256	2,877	2,159
Weighted average number of ordinary shares for diluted earnings per share (in shares)	629,693	620,474	614,614
Total diluted earnings/(loss) per share (in rand per share)	R 13.64	R 7.77	R (1.72)